INCOME TAXES (Narrative) (Details)	Dec. 31, 2018 CAD ($)
Non-capital loss carry-forwards (Canada) [Member]
Statements [Line Items]
Non-capital loss carry-forwards	$ 7,295,000
Non-capital loss carry-forwards (Mexico) [Member]
Statements [Line Items]
Non-capital loss carry-forwards	$ 83,000